Balance Sheet Components (Tables)	12 Months Ended
Nov. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash, Cash Equivalents and Restricted Cash
Cash, cash equivalents and restricted cash:
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the Consolidated Balance Sheets that sum to the total of the same amounts shown in the Consolidated Statements of Cash Flows:

	As of November 30,
	2020	2019
Cash and cash equivalents	$1,412,016	$145,873
Restricted cash included in other current assets	504	1,763

Cash, cash equivalents and restricted cash	$1,412,520	$147,637

Accounts Receivable, Net

Accounts receivable, net:	As of November 30,
	2020	2019
Accounts receivable	$2,859,064	$3,019,475
Less: Allowance for doubtful accounts	(67,361)	(23,865)

Accounts receivable, net	$2,791,703	$2,995,610

Receivables from Vendors, Net

Receivables from vendors, net:	As of November 30,
	2020	2019
Receivables from vendors	$291,453	$373,986
Less: Allowance for doubtful accounts	(5,126)	(5,481)

Receivables from vendors, net	$286,327	$368,505

Allowance for Doubtful Accounts Receivables and Allowance for Receivables from Vendors

Allowance for doubtful trade receivables:
Balance at November 30, 2017	$13,972
Additions	7,036
Write-offs and reclassifications	(13,528)

Balance at November 30, 2018	7,480
Additions	23,214
Write-offs and reclassifications	(6,831)

Balance at November 30, 2019	23,865
Additions	42,592
Write-offs and reclassifications	904

Balance at November 30, 2020	$67,361

Allowance for receivables from vendors:
Balance at November 30, 2017	$2,623
Additions	217
Write-offs and reclassifications	3,347

Balance at November 30, 2018	6,188
Additions	3,675
Write-offs and reclassifications	(4,382)

Balance at November 30, 2019	5,481
Additions	—
Write-offs and reclassifications	(354)

Balance at November 30, 2020	$5,126

Property and Equipment, Net

Property and equipment, net:	As of November 30,
	2020	2019
Land	$18,400	$18,620
Equipment, computers and software	143,791	124,148
Furniture and fixtures	30,355	28,161
Buildings, building improvements and leasehold improvements	147,830	147,802
Construction-in-progress	1,732	2,436

Total property and equipment, gross	$342,108	$321,167
Less: Accumulated depreciation	(184,464)	(162,735)

Property and equipment, net	$157,645	$158,433

Depreciation expense for fiscal years 2020, 2019 and 2018, was $24,923, $22,454 and $20,681, respectively.
Goodwill

Goodwill:	Fiscal Year Ended November 30,
	2020	2019
Balance, beginning of year	$425,074	$427,775
Foreign exchange translation	(1,190)	(2,699)

Balance, end of year	$423,885	$425,074

Intangible Assets, Net
Intangible assets, net:
	As of November 30, 2020			As of November 30, 2019
	Gross Amounts	Accumulated Amortization	Net Amounts	Gross Amounts	Accumulated Amortization	Net Amounts
Customer relationships and lists	$175,812	$(101,095)	$74,717	$177,382	$(80,218)	$97,164
Vendor lists	177,555	(82,187)	95,368	178,444	(66,954)	111,490
Other intangible assets	28,348	(12,387)	15,961	28,605	(9,169)	19,436

	$381,715	$(195,669)	$186,047	$384,431	$(156,341)	$228,089

Amortization expense for fiscal years 2020, 2019 and 2018, was $40,148, $43,875 and $50,007, respectively.

Schedule of Estimated Future Amortization Expense of Intangible Assets Including Preliminary Estimate of Amortization of Assets Acquired
Estimated future amortization expense of the Company’s intangible assets is as follows:

Fiscal years ending November 30,
2021	$37,380
2022	34,323
2023	30,524
2024	25,613
2025	22,168
Thereafter	36,039

Total	$186,047

Accumulated Other Comprehensive Income (Loss) ("AOCI")
Accumulated other comprehensive income (loss)
The components of accumulated other comprehensive income (loss) (“AOCI”), net of taxes, were as follows:

	Unrecognized gains (losses) on defined benefit plan, net of taxes	Unrealized gains (losses) on cash flow hedges, net of taxes	Foreign currency translation adjustment and other, net of taxes	Total
Balance, beginning of year	$(28,784)	$(46,932)	$(133,361)	$(209,077)
Other comprehensive income (loss) before reclassification	(8,500)	(16,405)	36,521	11,616
Reclassification of (gains) losses from Other comprehensive income (loss)	(300)	3,190	—	2,890

Balance, end of year	$(37,584)	$(60,147)	$(96,840)	$(194,571)